Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Intermediate Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
Supplement to the
Fidelity® Investment Grade Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.28% A	0.28% A	0.28% A	0.28% A	0.28% A

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.23% A	0.22% A	0.25% A	0.22% A	0.12% A

Total annual operating expenses	0.76%	0.75%	1.53%	0.50%	0.40%

Fee waiver and/or expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.04% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.76%	0.75%	1.53%	0.50%	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 475	$ 475	$ 474	$ 474	$ 256	$ 156	$ 51	$ 51	$ 37	$ 37
3 years	$ 633	$ 633	$ 630	$ 630	$ 483	$ 483	$ 160	$ 160	$ 123	$ 123
5 years	$ 805	$ 805	$ 800	$ 800	$ 834	$ 834	$ 280	$ 280	$ 219	$ 219
10 years	$ 1,305	$ 1,305	$ 1,293	$ 1,293	$ 1,616	$ 1,616	$ 628	$ 628	$ 500	$ 500
Supplement to the
Fidelity® Municipal Core Plus Bond Fund
February 8, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.52% B

Total annual operating expenses	0.91%

Fee waiver and/or expense reimbursement	0.54% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.37% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 38
3 years	$ 217
Supplement to the
Fidelity® Municipal Core Plus Bond Fund
Class A, Class M, Class C, Class I, and Class Z
February 8, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.51% A,B	0.52% A,B	0.52% A,B	0.52% A,B	0.39% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.52% B	0.52% B	0.52% B	0.52% B	0.52% B

Total annual operating expenses	1.28%	1.29%	2.04%	1.04%	0.91%

Fee waiver and/or expense reimbursement	0.66% C	0.67% C	0.67% C	0.67% C	0.60% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%	0.62%	1.37%	0.37%	0.31%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.21% for Class M, 0.21% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 461	$ 461	$ 461	$ 461	$ 239	$ 139	$ 38	$ 38	$ 32	$ 32
3 years	$ 705	$ 705	$ 707	$ 707	$ 552	$ 552	$ 241	$ 241	$ 209	$ 209
Supplement to the
Fidelity® SAI Investment Grade Securitized Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.33%
A Adjusted to reflect current fees.
B Based on estimated amounts for the current fiscal year.

1 year	$ 34
3 years	$ 106
Supplement to the
Fidelity® SAI Sustainable Core Plus Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.66%

Total annual operating expenses	0.94%

Fee waiver and/or expense reimbursement	0.58% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 37
3 years	$ 221
5 years	$ 443
10 years	$ 1,083
Supplement to the
Fidelity® SAI Sustainable Municipal Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, Fidelity® SAI Sustainable Municipal Income Fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information for Fidelity® SAI Sustainable Municipal Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.33% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.83%

Total annual operating expenses	1.16%

Fee waiver and/or expense reimbursement	0.80% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 37
3 years	$ 261
5 years	$ 534
10 years	$ 1,312
Supplement to the
Fidelity® SAI Tax‑Free Bond Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.33% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04%

Total annual operating expenses	0.37%

Fee waiver and/or expense reimbursement	0.12% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 26
3 years	$ 102
5 years	$ 191
10 years	$ 452
Supplement to the
Fidelity® SAI Total Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01%

Total annual operating expenses	0.29%
A Adjusted to reflect current fees.

1 year	$ 30
3 years	$ 93
5 years	$ 163
10 years	$ 368
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.66%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class M, Class C, Class I, and Class Z
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.69% A,B	0.68% A,B	0.69% A,B	0.68% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.00% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.94%	1.19%	1.70%	0.69%	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.19% for Class M, 0.20% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 467	$ 467	$ 273	$ 173	$ 70	$ 70	$ 58	$ 58
3 years	$ 857	$ 857	$ 715	$ 715	$ 536	$ 536	$ 221	$ 221	$ 183	$ 183
5 years	$ 1,065	$ 1,065	$ 981	$ 981	$ 923	$ 923	$ 384	$ 384	$ 318	$ 318
10 years	$ 1,663	$ 1,663	$ 1,743	$ 1,743	$ 1,807	$ 1,807	$ 859	$ 859	$ 714	$ 714
Supplement to the
Fidelity® Strategic Real
Return Fund
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.06% B

Total annual operating expenses	0.77%

Fee waiver and/or expense reimbursement	0.07% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 72
3 years	$ 237
5 years	$ 419
10 years	$ 945
Supplement to the
Fidelity® Strategic Real
Return Fund
Class A, Class M, Class C,
Class I, and Class Z
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.72% AB	0.73% AB	0.71% AB	0.71% AB	0.61% AB

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.07% B	0.07% B	0.07% B	0.07% B	0.07% B

Total annual operating expenses	1.04%	1.05%	1.78%	0.78%	0.68%

Fee waiver and/or expense reimbursement	0.09% C	0.10% C	0.08% C	0.08% C	0.07% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%	0.95%	1.70%	0.70%	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.21% for Class M, 0.19% for Class C, 0.19% for Class I, and 0.09% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 493	$ 493	$ 493	$ 493	$ 273	$ 173	$ 72	$ 72	$ 62	$ 62
3 years	$ 706	$ 706	$ 708	$ 708	$ 550	$ 550	$ 238	$ 238	$ 208	$ 208
5 years	$ 940	$ 940	$ 944	$ 944	$ 954	$ 954	$ 423	$ 423	$ 369	$ 369
10 years	$ 1,610	$ 1,610	$ 1,620	$ 1,620	$ 1,891	$ 1,891	$ 956	$ 956	$ 838	$ 838
Supplement to the
Fidelity® Strategic Real
Return Fund
Class K6
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.07% B

Total annual operating expenses	0.64%

Fee waiver and/or expense reimbursement	0.13% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.51%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class K6 of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.51% (the Expense Cap). If at any time during the current fiscal year expenses for Class K6 of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 52
3 years	$ 187
5 years	$ 339
10 years	$ 782
Supplement to the
Fidelity® Sustainable Intermediate Municipal Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	1.30% B

Total annual operating expenses	1.73%

Fee waiver and/or expense reimbursement	1.36% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.37% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 38
3 years	$ 365
5 years	$ 765
10 years	$ 1,887
Supplement to the
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.48% A,B	0.51% A,B	0.52% A,B	0.52% A,B	0.39% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	1.30% B	1.30% B	1.30% B	1.30% B	1.30% B

Total annual operating expenses	2.03%	2.06%	2.82%	1.82%	1.69%

Fee waiver and/or expense reimbursement	1.41% C	1.44% C	1.45% C	1.45% C	1.38% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%	0.62%	1.37%	0.37%	0.31%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.20% for Class M, 0.20% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 461	$ 461	$ 461	$ 461	$ 239	$ 139	$ 38	$ 38	$ 32	$ 32
3 years	$ 833	$ 833	$ 838	$ 838	$ 688	$ 688	$ 381	$ 381	$ 350	$ 350
5 years	$ 1,280	$ 1,280	$ 1,291	$ 1,291	$ 1,315	$ 1,315	$ 801	$ 801	$ 742	$ 742
10 years	$ 2,517	$ 2,517	$ 2,544	$ 2,544	$ 2,813	$ 2,813	$ 1,975	$ 1,975	$ 1,841	$ 1,841
Supplement to the
Fidelity® Tactical Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.63% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.43% B

Total annual operating expenses	1.06%

Fee waiver and/or expense reimbursement	0.36% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 72
3 years	$ 289
5 years	$ 538
10 years	$ 1,250
Supplement to the
Fidelity® Tactical Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.68	% A,B	0.71	% A,B	0.71	% A,B	0.71	% A,B	0.61	% A,B
Distribution and/or Service (12b‑1) fees	0.25%		0.25%		1.00%		None		None
Other expenses	0.43	% B	0.43	% B	0.43	% B	0.43	% B	0.43	% B

Total annual operating expenses	1.36%		1.39%		2.14%		1.14%		1.04%

Fee waiver and/or expense reimbursement	0.41% c		0.44% c		0.44% c		0.44% c		0.43% c

Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%		0.95%		1.70%		0.70%		0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.19% for Class M, 0.19% for Class C, 0.19% for Class I and 0.09% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
[c] Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps.
These arrangements will remain in effect through December 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$493	$493	$493	$493	$273	$173	$72	$72	$62	$62
3 years	$761	$761	$766	$766	$613	$613	$303	$303	$273	$273
5 years	$1,064	$1,064	$1,076	$1,076	$1,095	$1,095	$570	$570	$518	$518
10 years	$1,923	$1,923	$1,952	$1,952	$2,226	$2,226	$1,333	$1,333	$1,218	$1,218
Supplement to the
Fidelity® Tax‑Free Bond Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.44%

Fee waiver and/or expense reimbursement	0.19% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 26
3 years	$ 115
5 years	$ 221
10 years	$ 530

Fidelity Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Intermediate Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567
			[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Intermediate Bond Fund | Fidelity Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	$ 567
Fidelity SAI Investment Grade Securitized Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® SAI Investment Grade Securitized Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.33%
A Adjusted to reflect current fees.
B Based on estimated amounts for the current fiscal year.

1 year	$ 34
3 years	$ 106

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity SAI Investment Grade Securitized Fund | Fidelity SAI Investment Grade Securitized Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.33%
1 year	rr_ExpenseExampleYear01	$ 34
3 years	rr_ExpenseExampleYear03	$ 106
Fidelity SAI Sustainable Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® SAI Sustainable Core Plus Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.66%

Total annual operating expenses	0.94%

Fee waiver and/or expense reimbursement	0.58% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 37
3 years	$ 221
5 years	$ 443
10 years	$ 1,083

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity SAI Sustainable Core Plus Bond Fund | Fidelity SAI Sustainable Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.58%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.36%
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	443
10 years	rr_ExpenseExampleYear10	$ 1,083
Fidelity SAI Sustainable Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® SAI Sustainable Municipal Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, Fidelity® SAI Sustainable Municipal Income Fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information for Fidelity® SAI Sustainable Municipal Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.33% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.83%

Total annual operating expenses	1.16%

Fee waiver and/or expense reimbursement	0.80% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 37
3 years	$ 261
5 years	$ 534
10 years	$ 1,312

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity SAI Sustainable Municipal Income Fund | Fidelity SAI Sustainable Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.83%
Total annual operating expenses	rr_ExpensesOverAssets	1.16%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.80%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.36%
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	261
5 years	rr_ExpenseExampleYear05	534
10 years	rr_ExpenseExampleYear10	$ 1,312
Fidelity SAI Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® SAI Tax‑Free Bond Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.33% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04%

Total annual operating expenses	0.37%

Fee waiver and/or expense reimbursement	0.12% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 26
3 years	$ 102
5 years	$ 191
10 years	$ 452

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity SAI Tax-Free Bond Fund | Fidelity SAI Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.37%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[5]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.25%
1 year	rr_ExpenseExampleYear01	$ 26
3 years	rr_ExpenseExampleYear03	102
5 years	rr_ExpenseExampleYear05	191
10 years	rr_ExpenseExampleYear10	$ 452
Fidelity SAI Total Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® SAI Total Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01%

Total annual operating expenses	0.29%
A Adjusted to reflect current fees.

1 year	$ 30
3 years	$ 93
5 years	$ 163
10 years	$ 368

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity SAI Total Bond Fund | Fidelity SAI Total Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	93
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	$ 368
Fidelity Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Tax‑Free Bond Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.44%

Fee waiver and/or expense reimbursement	0.19% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 26
3 years	$ 115
5 years	$ 221
10 years	$ 530

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Tax-Free Bond Fund | Fidelity Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.43%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[5]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.25%
1 year	rr_ExpenseExampleYear01	$ 26
3 years	rr_ExpenseExampleYear03	115
5 years	rr_ExpenseExampleYear05	221
10 years	rr_ExpenseExampleYear10	$ 530
Fidelity Investment Grade Bond Fund | Fidelity Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Investment Grade Bond Fund | Fidelity Investment Grade Bond Fund | Fidelity Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	$ 567
A M C I Z | Fidelity Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Investment Grade Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.28% A	0.28% A	0.28% A	0.28% A	0.28% A

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.23% A	0.22% A	0.25% A	0.22% A	0.12% A

Total annual operating expenses	0.76%	0.75%	1.53%	0.50%	0.40%

Fee waiver and/or expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.04% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.76%	0.75%	1.53%	0.50%	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 475	$ 475	$ 474	$ 474	$ 256	$ 156	$ 51	$ 51	$ 37	$ 37
3 years	$ 633	$ 633	$ 630	$ 630	$ 483	$ 483	$ 160	$ 160	$ 123	$ 123
5 years	$ 805	$ 805	$ 800	$ 800	$ 834	$ 834	$ 280	$ 280	$ 219	$ 219
10 years	$ 1,305	$ 1,305	$ 1,293	$ 1,293	$ 1,616	$ 1,616	$ 628	$ 628	$ 500	$ 500

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Investment Grade Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 475
3 years	rr_ExpenseExampleYear03	633
5 years	rr_ExpenseExampleYear05	805
10 years	rr_ExpenseExampleYear10	1,305
1 year	rr_ExpenseExampleNoRedemptionYear01	475
3 years	rr_ExpenseExampleNoRedemptionYear03	633
5 years	rr_ExpenseExampleNoRedemptionYear05	805
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,305
A M C I Z | Fidelity Investment Grade Bond Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 474
3 years	rr_ExpenseExampleYear03	630
5 years	rr_ExpenseExampleYear05	800
10 years	rr_ExpenseExampleYear10	1,293
1 year	rr_ExpenseExampleNoRedemptionYear01	474
3 years	rr_ExpenseExampleNoRedemptionYear03	630
5 years	rr_ExpenseExampleNoRedemptionYear05	800
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,293
A M C I Z | Fidelity Investment Grade Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.53%
1 year	rr_ExpenseExampleYear01	$ 256
3 years	rr_ExpenseExampleYear03	483
5 years	rr_ExpenseExampleYear05	834
10 years	rr_ExpenseExampleYear10	1,616
1 year	rr_ExpenseExampleNoRedemptionYear01	156
3 years	rr_ExpenseExampleNoRedemptionYear03	483
5 years	rr_ExpenseExampleNoRedemptionYear05	834
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,616
A M C I Z | Fidelity Investment Grade Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.50%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	160
5 years	rr_ExpenseExampleNoRedemptionYear05	280
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 628
A M C I Z | Fidelity Investment Grade Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.40%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[7]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.36%
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	123
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	500
1 year	rr_ExpenseExampleNoRedemptionYear01	37
3 years	rr_ExpenseExampleNoRedemptionYear03	123
5 years	rr_ExpenseExampleNoRedemptionYear05	219
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 500
A M C I Z | Fidelity Municipal Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Municipal Core Plus Bond Fund
Class A, Class M, Class C, Class I, and Class Z
February 8, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.51% A,B	0.52% A,B	0.52% A,B	0.52% A,B	0.39% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.52% B	0.52% B	0.52% B	0.52% B	0.52% B

Total annual operating expenses	1.28%	1.29%	2.04%	1.04%	0.91%

Fee waiver and/or expense reimbursement	0.66% C	0.67% C	0.67% C	0.67% C	0.60% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%	0.62%	1.37%	0.37%	0.31%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.21% for Class M, 0.21% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 461	$ 461	$ 461	$ 461	$ 239	$ 139	$ 38	$ 38	$ 32	$ 32
3 years	$ 705	$ 705	$ 707	$ 707	$ 552	$ 552	$ 241	$ 241	$ 209	$ 209

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Municipal Core Plus Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.51%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.66%	[9]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 461
3 years	rr_ExpenseExampleYear03	705
1 year	rr_ExpenseExampleNoRedemptionYear01	461
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 705
A M C I Z | Fidelity Municipal Core Plus Bond Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.52%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.29%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[9]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 461
3 years	rr_ExpenseExampleYear03	707
1 year	rr_ExpenseExampleNoRedemptionYear01	461
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 707
A M C I Z | Fidelity Municipal Core Plus Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.52%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[9]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.37%
1 year	rr_ExpenseExampleYear01	$ 239
3 years	rr_ExpenseExampleYear03	552
1 year	rr_ExpenseExampleNoRedemptionYear01	139
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 552
A M C I Z | Fidelity Municipal Core Plus Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.52%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[9]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.37%
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	241
1 year	rr_ExpenseExampleNoRedemptionYear01	38
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 241
A M C I Z | Fidelity Municipal Core Plus Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.39%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.60%	[9]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.31%
1 year	rr_ExpenseExampleYear01	$ 32
3 years	rr_ExpenseExampleYear03	209
1 year	rr_ExpenseExampleNoRedemptionYear01	32
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 209
A M C I Z | Fidelity Strategic Dividend & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class M, Class C, Class I, and Class Z
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.69% A,B	0.68% A,B	0.69% A,B	0.68% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.00% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.94%	1.19%	1.70%	0.69%	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.19% for Class M, 0.20% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 467	$ 467	$ 273	$ 173	$ 70	$ 70	$ 58	$ 58
3 years	$ 857	$ 857	$ 715	$ 715	$ 536	$ 536	$ 221	$ 221	$ 183	$ 183
5 years	$ 1,065	$ 1,065	$ 981	$ 981	$ 923	$ 923	$ 384	$ 384	$ 318	$ 318
10 years	$ 1,663	$ 1,663	$ 1,743	$ 1,743	$ 1,807	$ 1,807	$ 859	$ 859	$ 714	$ 714

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Strategic Dividend & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.69%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	$ 665
3 years	rr_ExpenseExampleYear03	857
5 years	rr_ExpenseExampleYear05	1,065
10 years	rr_ExpenseExampleYear10	1,663
1 year	rr_ExpenseExampleNoRedemptionYear01	665
3 years	rr_ExpenseExampleNoRedemptionYear03	857
5 years	rr_ExpenseExampleNoRedemptionYear05	1,065
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,663
A M C I Z | Fidelity Strategic Dividend & Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	$ 467
3 years	rr_ExpenseExampleYear03	715
5 years	rr_ExpenseExampleYear05	981
10 years	rr_ExpenseExampleYear10	1,743
1 year	rr_ExpenseExampleNoRedemptionYear01	467
3 years	rr_ExpenseExampleNoRedemptionYear03	715
5 years	rr_ExpenseExampleNoRedemptionYear05	981
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,743
A M C I Z | Fidelity Strategic Dividend & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.69%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	$ 273
3 years	rr_ExpenseExampleYear03	536
5 years	rr_ExpenseExampleYear05	923
10 years	rr_ExpenseExampleYear10	1,807
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	536
5 years	rr_ExpenseExampleNoRedemptionYear05	923
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,807
A M C I Z | Fidelity Strategic Dividend & Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	859
1 year	rr_ExpenseExampleNoRedemptionYear01	70
3 years	rr_ExpenseExampleNoRedemptionYear03	221
5 years	rr_ExpenseExampleNoRedemptionYear05	384
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 859
A M C I Z | Fidelity Strategic Dividend & Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714
1 year	rr_ExpenseExampleNoRedemptionYear01	58
3 years	rr_ExpenseExampleNoRedemptionYear03	183
5 years	rr_ExpenseExampleNoRedemptionYear05	318
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 714
A M C I Z | Fidelity Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Strategic Real
Return Fund
Class A, Class M, Class C,
Class I, and Class Z
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.72% AB	0.73% AB	0.71% AB	0.71% AB	0.61% AB

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.07% B	0.07% B	0.07% B	0.07% B	0.07% B

Total annual operating expenses	1.04%	1.05%	1.78%	0.78%	0.68%

Fee waiver and/or expense reimbursement	0.09% C	0.10% C	0.08% C	0.08% C	0.07% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%	0.95%	1.70%	0.70%	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.21% for Class M, 0.19% for Class C, 0.19% for Class I, and 0.09% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 493	$ 493	$ 493	$ 493	$ 273	$ 173	$ 72	$ 72	$ 62	$ 62
3 years	$ 706	$ 706	$ 708	$ 708	$ 550	$ 550	$ 238	$ 238	$ 208	$ 208
5 years	$ 940	$ 940	$ 944	$ 944	$ 954	$ 954	$ 423	$ 423	$ 369	$ 369
10 years	$ 1,610	$ 1,610	$ 1,620	$ 1,620	$ 1,891	$ 1,891	$ 956	$ 956	$ 838	$ 838

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Strategic Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.72%	[1],[11]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[12]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 493
3 years	rr_ExpenseExampleYear03	706
5 years	rr_ExpenseExampleYear05	940
10 years	rr_ExpenseExampleYear10	1,610
1 year	rr_ExpenseExampleNoRedemptionYear01	493
3 years	rr_ExpenseExampleNoRedemptionYear03	706
5 years	rr_ExpenseExampleNoRedemptionYear05	940
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,610
A M C I Z | Fidelity Strategic Real Return Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1],[11]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[12]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 493
3 years	rr_ExpenseExampleYear03	708
5 years	rr_ExpenseExampleYear05	944
10 years	rr_ExpenseExampleYear10	1,620
1 year	rr_ExpenseExampleNoRedemptionYear01	493
3 years	rr_ExpenseExampleNoRedemptionYear03	708
5 years	rr_ExpenseExampleNoRedemptionYear05	944
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,620
A M C I Z | Fidelity Strategic Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1],[11]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[12]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	$ 273
3 years	rr_ExpenseExampleYear03	550
5 years	rr_ExpenseExampleYear05	954
10 years	rr_ExpenseExampleYear10	1,891
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	550
5 years	rr_ExpenseExampleNoRedemptionYear05	954
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,891
A M C I Z | Fidelity Strategic Real Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1],[11]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[12]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	238
5 years	rr_ExpenseExampleYear05	423
10 years	rr_ExpenseExampleYear10	956
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	238
5 years	rr_ExpenseExampleNoRedemptionYear05	423
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 956
A M C I Z | Fidelity Strategic Real Return Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%	[1],[11]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[12]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	369
10 years	rr_ExpenseExampleYear10	838
1 year	rr_ExpenseExampleNoRedemptionYear01	62
3 years	rr_ExpenseExampleNoRedemptionYear03	208
5 years	rr_ExpenseExampleNoRedemptionYear05	369
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 838
A M C I Z | Fidelity Sustainable Intermediate Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.48% A,B	0.51% A,B	0.52% A,B	0.52% A,B	0.39% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	1.30% B	1.30% B	1.30% B	1.30% B	1.30% B

Total annual operating expenses	2.03%	2.06%	2.82%	1.82%	1.69%

Fee waiver and/or expense reimbursement	1.41% C	1.44% C	1.45% C	1.45% C	1.38% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%	0.62%	1.37%	0.37%	0.31%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.20% for Class M, 0.20% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 461	$ 461	$ 461	$ 461	$ 239	$ 139	$ 38	$ 38	$ 32	$ 32
3 years	$ 833	$ 833	$ 838	$ 838	$ 688	$ 688	$ 381	$ 381	$ 350	$ 350
5 years	$ 1,280	$ 1,280	$ 1,291	$ 1,291	$ 1,315	$ 1,315	$ 801	$ 801	$ 742	$ 742
10 years	$ 2,517	$ 2,517	$ 2,544	$ 2,544	$ 2,813	$ 2,813	$ 1,975	$ 1,975	$ 1,841	$ 1,841

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Sustainable Intermediate Municipal Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.48%	[1],[13]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.30%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.41%	[14]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 461
3 years	rr_ExpenseExampleYear03	833
5 years	rr_ExpenseExampleYear05	1,280
10 years	rr_ExpenseExampleYear10	2,517
1 year	rr_ExpenseExampleNoRedemptionYear01	461
3 years	rr_ExpenseExampleNoRedemptionYear03	833
5 years	rr_ExpenseExampleNoRedemptionYear05	1,280
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,517
A M C I Z | Fidelity Sustainable Intermediate Municipal Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.51%	[1],[13]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.30%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.44%	[14]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 461
3 years	rr_ExpenseExampleYear03	838
5 years	rr_ExpenseExampleYear05	1,291
10 years	rr_ExpenseExampleYear10	2,544
1 year	rr_ExpenseExampleNoRedemptionYear01	461
3 years	rr_ExpenseExampleNoRedemptionYear03	838
5 years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,544
A M C I Z | Fidelity Sustainable Intermediate Municipal Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.52%	[1],[13]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.30%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.82%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.45%	[14]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.37%
1 year	rr_ExpenseExampleYear01	$ 239
3 years	rr_ExpenseExampleYear03	688
5 years	rr_ExpenseExampleYear05	1,315
10 years	rr_ExpenseExampleYear10	2,813
1 year	rr_ExpenseExampleNoRedemptionYear01	139
3 years	rr_ExpenseExampleNoRedemptionYear03	688
5 years	rr_ExpenseExampleNoRedemptionYear05	1,315
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,813
A M C I Z | Fidelity Sustainable Intermediate Municipal Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.52%	[1],[13]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.30%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.82%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.45%	[14]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.37%
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	801
10 years	rr_ExpenseExampleYear10	1,975
1 year	rr_ExpenseExampleNoRedemptionYear01	38
3 years	rr_ExpenseExampleNoRedemptionYear03	381
5 years	rr_ExpenseExampleNoRedemptionYear05	801
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,975
A M C I Z | Fidelity Sustainable Intermediate Municipal Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.39%	[1],[13]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.30%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.69%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.38%	[14]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.31%
1 year	rr_ExpenseExampleYear01	$ 32
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	742
10 years	rr_ExpenseExampleYear10	1,841
1 year	rr_ExpenseExampleNoRedemptionYear01	32
3 years	rr_ExpenseExampleNoRedemptionYear03	350
5 years	rr_ExpenseExampleNoRedemptionYear05	742
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,841
A M C I Z | Fidelity Tactical Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Tactical Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.68	% A,B	0.71	% A,B	0.71	% A,B	0.71	% A,B	0.61	% A,B
Distribution and/or Service (12b‑1) fees	0.25%		0.25%		1.00%		None		None
Other expenses	0.43	% B	0.43	% B	0.43	% B	0.43	% B	0.43	% B

Total annual operating expenses	1.36%		1.39%		2.14%		1.14%		1.04%

Fee waiver and/or expense reimbursement	0.41% c		0.44% c		0.44% c		0.44% c		0.43% c

Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%		0.95%		1.70%		0.70%		0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.19% for Class M, 0.19% for Class C, 0.19% for Class I and 0.09% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
[c] Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps.
These arrangements will remain in effect through December 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$493	$493	$493	$493	$273	$173	$72	$72	$62	$62
3 years	$761	$761	$766	$766	$613	$613	$303	$303	$273	$273
5 years	$1,064	$1,064	$1,076	$1,076	$1,095	$1,095	$570	$570	$518	$518
10 years	$1,923	$1,923	$1,952	$1,952	$2,226	$2,226	$1,333	$1,333	$1,218	$1,218

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Tactical Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[16]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 493
3 years	rr_ExpenseExampleYear03	761
5 years	rr_ExpenseExampleYear05	1,064
10 years	rr_ExpenseExampleYear10	1,923
1 year	rr_ExpenseExampleNoRedemptionYear01	493
3 years	rr_ExpenseExampleNoRedemptionYear03	761
5 years	rr_ExpenseExampleNoRedemptionYear05	1,064
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,923
A M C I Z | Fidelity Tactical Bond Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.39%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[16]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 493
3 years	rr_ExpenseExampleYear03	766
5 years	rr_ExpenseExampleYear05	1,076
10 years	rr_ExpenseExampleYear10	1,952
1 year	rr_ExpenseExampleNoRedemptionYear01	493
3 years	rr_ExpenseExampleNoRedemptionYear03	766
5 years	rr_ExpenseExampleNoRedemptionYear05	1,076
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,952
A M C I Z | Fidelity Tactical Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[16]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	$ 273
3 years	rr_ExpenseExampleYear03	613
5 years	rr_ExpenseExampleYear05	1,095
10 years	rr_ExpenseExampleYear10	2,226
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	613
5 years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,226
A M C I Z | Fidelity Tactical Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[16]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	570
10 years	rr_ExpenseExampleYear10	1,333
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	303
5 years	rr_ExpenseExampleNoRedemptionYear05	570
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,333
A M C I Z | Fidelity Tactical Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[16]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	273
5 years	rr_ExpenseExampleYear05	518
10 years	rr_ExpenseExampleYear10	1,218
1 year	rr_ExpenseExampleNoRedemptionYear01	62
3 years	rr_ExpenseExampleNoRedemptionYear03	273
5 years	rr_ExpenseExampleNoRedemptionYear05	518
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,218
Fidelity Municipal Core Plus Bond Fund | Fidelity Municipal Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Municipal Core Plus Bond Fund
February 8, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.52% B

Total annual operating expenses	0.91%

Fee waiver and/or expense reimbursement	0.54% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.37% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 38
3 years	$ 217

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Municipal Core Plus Bond Fund | Fidelity Municipal Core Plus Bond Fund | Fidelity Municipal Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.39%	[1],[17]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[18]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.37%
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	$ 217
Fidelity Strategic Dividend & Income Fund | Fidelity Strategic Dividend & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2024
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.66%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Strategic Dividend & Income Fund | Fidelity Strategic Dividend & Income Fund | Fidelity Strategic Dividend & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[19]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	$ 822
Fidelity Strategic Real Return Fund | Fidelity Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Strategic Real
Return Fund
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.06% B

Total annual operating expenses	0.77%

Fee waiver and/or expense reimbursement	0.07% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 72
3 years	$ 237
5 years	$ 419
10 years	$ 945

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Strategic Real Return Fund | Fidelity Strategic Real Return Fund | Fidelity Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%	[1],[20]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[21]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	419
10 years	rr_ExpenseExampleYear10	$ 945
K6 | Fidelity Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Strategic Real
Return Fund
Class K6
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.07% B

Total annual operating expenses	0.64%

Fee waiver and/or expense reimbursement	0.13% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.51%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class K6 of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.51% (the Expense Cap). If at any time during the current fiscal year expenses for Class K6 of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 52
3 years	$ 187
5 years	$ 339
10 years	$ 782

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees
K6 | Fidelity Strategic Real Return Fund | Class K6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.57%	[22],[23]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[22]
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[24]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.51%
1 year	rr_ExpenseExampleYear01	$ 52
3 years	rr_ExpenseExampleYear03	187
5 years	rr_ExpenseExampleYear05	339
10 years	rr_ExpenseExampleYear10	$ 782
Fidelity Sustainable Intermediate Municipal Income Fund | Fidelity Sustainable Intermediate Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Sustainable Intermediate Municipal Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	1.30% B

Total annual operating expenses	1.73%

Fee waiver and/or expense reimbursement	1.36% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.37% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 38
3 years	$ 365
5 years	$ 765
10 years	$ 1,887

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Sustainable Intermediate Municipal Income Fund | Fidelity Sustainable Intermediate Municipal Income Fund | Fidelity Sustainable Intermediate Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.43%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.30%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.36%	[18]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.37%
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	765
10 years	rr_ExpenseExampleYear10	$ 1,887
Fidelity Tactical Bond Fund | Fidelity Tactical Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Tactical Bond Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.63% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.43% B

Total annual operating expenses	1.06%

Fee waiver and/or expense reimbursement	0.36% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 72
3 years	$ 289
5 years	$ 538
10 years	$ 1,250

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Tactical Bond Fund | Fidelity Tactical Bond Fund | Fidelity Tactical Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.63%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[25]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	289
5 years	rr_ExpenseExampleYear05	538
10 years	rr_ExpenseExampleYear10	$ 1,250

[1]	Adjusted to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[4]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[5]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[6]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
[7]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[8]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.21% for Class M, 0.21% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
[9]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[10]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.19% for Class M, 0.20% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
[11]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.21% for Class M, 0.19% for Class C, 0.19% for Class I, and 0.09% for Class Z, was previously charged under the services agreements.
[12]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[13]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.20% for Class M, 0.20% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
[14]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[15]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.19% for Class M, 0.19% for Class C, 0.19% for Class I and 0.09% for Class Z was previously charged under the services agreements.
[16]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through December 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[17]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% was previously charged under the services agreements.
[18]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.37% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[19]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
[20]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
[21]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[22]	Adjusted to reflect current fees
[23]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
[24]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class K6 of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.51% (the Expense Cap). If at any time during the current fiscal year expenses for Class K6 of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[25]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.